Information by segments (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Information by segments
Sales revenue	$ 133,330,428	$ 143,189,602	$ 159,611,078
Costs	(86,481,154)	(88,178,198)	(89,458,148)
Gross profit	46,849,274	55,011,404	70,152,930
Administration expenses	(5,103,103)	(5,025,797)	(4,335,695)
Operation and projects expenses	(5,647,651)	(5,702,162)	(4,743,628)
Impairment of non-current assets	867,428	(2,098,333)	(287,999)
Other operating income (expense)	1,497,049	(426,131)	(555,855)
Operating income	38,462,997	41,758,981	60,229,753
Financial results
Financial income	1,747,801	2,320,969	1,317,145
Financial cost registered to projects	(10,319,316)	(10,384,065)	(8,027,252)
Foreign exchange gain (loss)	51,567	2,397,712	(124,650)
Financial results	(8,519,948)	(5,665,384)	(6,834,757)
Share of profits of associates and joint ventures	764,366	805,349	768,422
Profit before income tax expense	30,707,415	36,898,946	54,163,418
Income tax expense	(12,208,540)	(11,515,875)	(18,963,938)
Net profit for the year	18,498,875	25,383,071	35,199,480
Net profit (loss) attributable to:
Owners of parent	13,841,153	21,060,798	31,604,781
Non-controlling interest	4,657,722	4,322,273	3,594,699
Net profit for the year	18,498,875	25,383,071	35,199,480
Supplementary information
Depreciation, depletion and amortization	15,197,283	13,812,387	12,128,991
Variable Cost
Information by segments
Costs	(60,324,530)	(64,032,342)	(68,180,219)
Fixed Cost
Information by segments
Costs	(26,156,624)	(24,145,856)	(21,277,929)
Third party sales
Information by segments
Sales revenue	133,330,428	143,189,602	159,611,078
Operating segments | Exploration and Production
Information by segments
Sales revenue	81,087,523	81,514,915	91,020,465
Costs	(54,863,048)	(51,827,884)	(46,749,420)
Gross profit	26,224,475	29,687,031	44,271,045
Administration expenses	(2,665,275)	(2,605,190)	(2,489,557)
Operation and projects expenses	(3,843,280)	(4,102,410)	(3,221,678)
Impairment of non-current assets	(480,180)	(2,741,092)	(890,248)
Other operating income (expense)	1,583,005	(148,314)	(310,628)
Operating income	20,818,745	20,090,025	37,358,934
Financial results
Financial income	1,121,377	1,473,523	1,011,182
Financial cost registered to projects	(5,037,086)	(4,872,501)	(2,894,636)
Foreign exchange gain (loss)	(30,253)	2,009,356	(44,302)
Financial results	(3,945,962)	(1,389,622)	(1,927,756)
Share of profits of associates and joint ventures	29,766	26,927	30,197
Profit before income tax expense	16,902,549	18,727,330	35,461,375
Income tax expense	(7,826,203)	(8,610,599)	(13,829,885)
Net profit for the year	9,076,346	10,116,731	21,631,490
Net profit (loss) attributable to:
Owners of parent	9,162,709	10,208,130	21,761,164
Non-controlling interest	(86,363)	(91,399)	(129,674)
Net profit for the year	9,076,346	10,116,731	21,631,490
Supplementary information
Depreciation, depletion and amortization	10,478,049	8,657,782	7,304,525
Operating segments | Exploration and Production | Variable Cost
Information by segments
Costs	(40,326,798)	(37,643,759)	(34,649,988)
Operating segments | Exploration and Production | Fixed Cost
Information by segments
Costs	(14,536,250)	(14,184,125)	(12,099,432)
Operating segments | Exploration and Production | Third party sales
Information by segments
Sales revenue	52,559,851	52,429,502	60,719,903
Operating segments | Exploration and Production | Inter-segment sales
Information by segments
Sales revenue	28,527,672	29,085,413	30,300,562
Operating segments | Refining and Petrochemicals
Information by segments
Sales revenue	69,220,206	82,147,926	89,178,947
Costs	(67,717,757)	(75,716,453)	(80,331,998)
Gross profit	1,502,449	6,431,473	8,846,949
Administration expenses	(959,147)	(962,063)	(823,349)
Operation and projects expenses	(1,457,106)	(1,392,588)	(1,387,064)
Impairment of non-current assets	1,265,753	1,482,444	1,096,021
Other operating income (expense)	21,847	(103,563)	(37,959)
Operating income	373,796	5,455,703	7,694,598
Financial results
Financial income	166,900	197,186	89,173
Financial cost registered to projects	(1,678,692)	(1,748,454)	(1,381,682)
Foreign exchange gain (loss)	(177,464)	657,678	(289,105)
Financial results	(1,689,256)	(893,590)	(1,581,614)
Share of profits of associates and joint ventures	194,498	251,769	222,460
Profit before income tax expense	(1,120,962)	4,813,882	6,335,444
Income tax expense	(88,916)	753,038	(1,464,380)
Net profit for the year	(1,209,878)	5,566,920	4,871,064
Net profit (loss) attributable to:
Owners of parent	(1,407,810)	5,352,446	4,686,009
Non-controlling interest	197,932	214,474	185,055
Net profit for the year	(1,209,878)	5,566,920	4,871,064
Supplementary information
Depreciation, depletion and amortization	2,070,605	2,184,053	1,960,399
Operating segments | Refining and Petrochemicals | Variable Cost
Information by segments
Costs	(62,841,448)	(71,009,974)	(76,341,169)
Operating segments | Refining and Petrochemicals | Fixed Cost
Information by segments
Costs	(4,876,309)	(4,706,479)	(3,990,829)
Operating segments | Refining and Petrochemicals | Third party sales
Information by segments
Sales revenue	62,251,340	73,616,641	82,728,875
Operating segments | Refining and Petrochemicals | Inter-segment sales
Information by segments
Sales revenue	6,968,866	8,531,285	6,450,072
Operating segments | Transportation and Logistics
Information by segments
Sales revenue	15,133,721	15,509,732	13,955,992
Costs	(4,377,897)	(4,380,195)	(3,893,210)
Gross profit	10,755,824	11,129,537	10,062,782
Administration expenses	(717,926)	(621,341)	(499,801)
Operation and projects expenses	(552,785)	(426,821)	(327,952)
Impairment of non-current assets	127,206	(630,134)	(406,229)
Other operating income (expense)	(17,557)	34,835	(96,239)
Operating income	9,594,762	9,486,076	8,732,561
Financial results
Financial income	239,915	431,593	157,264
Financial cost registered to projects	(325,557)	(349,340)	(287,889)
Foreign exchange gain (loss)	298,935	(272,900)	10,080
Financial results	213,293	(190,647)	(120,545)
Profit before income tax expense	9,808,055	9,295,429	8,612,016
Income tax expense	(3,485,808)	(3,129,197)	(2,962,021)
Net profit for the year	6,322,247	6,166,232	5,649,995
Net profit (loss) attributable to:
Owners of parent	5,112,271	4,829,051	4,483,060
Non-controlling interest	1,209,976	1,337,181	1,166,935
Net profit for the year	6,322,247	6,166,232	5,649,995
Supplementary information
Depreciation, depletion and amortization	1,320,920	1,487,501	1,448,626
Operating segments | Transportation and Logistics | Variable Cost
Information by segments
Costs	(848,032)	(885,109)	(720,247)
Operating segments | Transportation and Logistics | Fixed Cost
Information by segments
Costs	(3,529,865)	(3,495,086)	(3,172,963)
Operating segments | Transportation and Logistics | Third party sales
Information by segments
Sales revenue	2,716,164	2,978,937	2,807,031
Operating segments | Transportation and Logistics | Inter-segment sales
Information by segments
Sales revenue	12,417,557	12,530,795	11,148,961
Operating segments | Electric power transmission and toll roads concessions
Information by segments
Sales revenue			13,357,506
Costs			(5,854,832)
Gross profit			7,502,674
Administration expenses			(965,314)
Impairment of non-current assets			(87,543)
Other operating income (expense)			(104,664)
Operating income			6,345,153
Financial results
Financial income			577,743
Financial cost registered to projects			(3,883,596)
Foreign exchange gain (loss)			198,677
Financial results			(3,107,176)
Share of profits of associates and joint ventures			515,746
Profit before income tax expense			3,753,723
Income tax expense			(707,652)
Net profit for the year			3,046,071
Net profit (loss) attributable to:
Owners of parent			673,688
Non-controlling interest			2,372,383
Net profit for the year			3,046,071
Supplementary information
Depreciation, depletion and amortization			1,415,441
Operating segments | Electric power transmission and toll roads concessions | Fixed Cost
Information by segments
Costs			(5,854,832)
Operating segments | Electric power transmission and toll roads concessions | Third party sales
Information by segments
Sales revenue			13,355,269
Operating segments | Electric power transmission and toll roads concessions | Inter-segment sales
Information by segments
Sales revenue			2,237
Operating segments | Concessions, electricity transport and roads
Information by segments
Sales revenue	15,805,647	14,168,266
Costs	(6,952,104)	(5,928,905)
Gross profit	8,853,543	8,239,361
Administration expenses	(1,150,596)	(1,182,380)
Impairment of non-current assets	(45,351)	(209,551)
Other operating income (expense)	(2,025)	(201,141)
Operating income	7,655,571	6,646,289
Financial results
Financial income	721,086	870,897
Financial cost registered to projects	(3,766,580)	(3,984,198)
Foreign exchange gain (loss)	(39,651)	3,578
Financial results	(3,085,145)	(3,109,723)
Share of profits of associates and joint ventures	540,102	529,536
Profit before income tax expense	5,110,528	4,066,102
Income tax expense	(807,613)	(529,117)
Net profit for the year	4,302,915	3,536,985
Net profit (loss) attributable to:
Owners of parent	966,738	674,968
Non-controlling interest	3,336,177	2,862,017
Net profit for the year	4,302,915	3,536,985
Supplementary information
Depreciation, depletion and amortization	1,327,709	1,483,051
Operating segments | Concessions, electricity transport and roads | Fixed Cost
Information by segments
Costs	(6,952,104)	(5,928,905)
Operating segments | Concessions, electricity transport and roads | Third party sales
Information by segments
Sales revenue	15,803,073	14,164,522
Operating segments | Concessions, electricity transport and roads | Inter-segment sales
Information by segments
Sales revenue	2,574	3,744
Eliminations
Information by segments
Sales revenue	(47,916,669)	(50,151,237)	(47,901,832)
Costs	47,429,652	49,675,239	47,371,312
Gross profit	(487,017)	(475,998)	(530,520)
Administration expenses	389,841	345,177	442,326
Operation and projects expenses	205,520	219,657	193,066
Other operating income (expense)	(88,221)	(7,948)	(6,365)
Operating income	20,123	80,888	98,507
Financial results
Financial income	(501,477)	(652,230)	(518,217)
Financial cost registered to projects	488,599	570,428	420,551
Financial results	(12,878)	(81,802)	(97,666)
Share of profits of associates and joint ventures		(2,883)	19
Profit before income tax expense	7,245	(3,797)	860
Net profit for the year	7,245	(3,797)	860
Net profit (loss) attributable to:
Owners of parent	7,245	(3,797)	860
Net profit for the year	7,245	(3,797)	860
Eliminations | Variable Cost
Information by segments
Costs	43,691,748	45,506,500	43,531,185
Eliminations | Fixed Cost
Information by segments
Costs	3,737,904	4,168,739	3,840,127
Eliminations | Inter-segment sales
Information by segments
Sales revenue	$ (47,916,669)	$ (50,151,237)	$ (47,901,832)